U.S. SMALL COMPANY PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                October 31, 1997
                           (expressed in U.S. dollars)

Shares                                                                   Value
------                                                                ----------
        COMMON STOCKS (96.8%)

        COMMERCIAL SERVICES (4.6%)
23,850  Bowne & Co., Inc. ..................................          $  831,769
 7,000  Consolidated Graphics, Inc.*  ......................             363,125
11,500  Corestaff, Inc.* ...................................             283,187
13,300  Sylvan Learning
          Systems, Inc.* ...................................             557,769
                                                                      ----------
                                                                       2,035,850
                                                                      ----------
        CONSUMER DURABLES (3.9%)
18,800  Carlisle Companies, Inc. ...........................             813,100
15,600  Centex Corp. .......................................             912,600
                                                                      ----------
                                                                       1,725,700
                                                                      ----------
        CONSUMER NON-DURABLES (3.4%)
15,100  Coors Adolph Co. ...................................             533,219
17,900  Kellwood Co. .......................................             618,669
 9,900  Universal Corp. ....................................             380,531
                                                                      ----------
                                                                       1,532,419
                                                                      ----------
        CONSUMER SERVICES (5.9%)
 7,600  CKE Restaurants, Inc. ..............................             303,525
30,300  Homestead Village, Inc.* ...........................             484,800
70,000  Host Marriott Services Corp.* ......................             997,500
30,300  Ryan's Family Steak
          Houses, Inc.* ....................................             259,444
18,700  Westwood One, Inc. .................................             567,428
                                                                      ----------
                                                                       2,612,697
                                                                      ----------
        ELECTRONIC TECHNOLOGY (13.2%)
14,000  CHS Electronics, Inc.* .............................             340,812
15,000  Comverse Technology, Inc.* .........................             616,875
 6,600  Hutchinson Technology, Inc.* .......................             174,075
10,600  Innovex, Inc. ......................................             271,956
 5,300  Lattice Semiconductor Corp.* .......................             264,503
14,200  Micrel, Inc.* ......................................             509,425
11,500  Microchip Technology, Inc.* ........................             456,406
 5,000  Novellus Systems, Inc.* ............................             222,188
 9,500  Read-Rite Corp.* ...................................             189,109
13,160  Sanmina Corp.* .....................................             983,710
13,100  SCI Systems, Inc.* .................................             576,400
 9,900  Security Dynamics
          Technology, Inc.* ................................             333,816
12,200  Stratus Computer, Inc.* ............................             431,575
 5,200  Vitesse Semiconductor Corp.* .......................             225,875
 8,500  VLSI Technology, Inc.* .............................             252,875
                                                                      ----------
                                                                       5,849,600
                                                                      ----------
        ENERGY MINERALS (3.5%)
15,200  Devon Energy Corp. .................................             680,200
14,620  Pogo Producing Co. .................................             529,061
15,500  Vintage Petroleum, Inc. ............................             354,562
                                                                      ----------
                                                                       1,563,823
                                                                      ----------
        FINANCE (16.8%)
20,695  Allied Group, Inc. .................................             977,839
 9,200  American Bankers Insurance
           Group, Inc. .....................................             343,850
 2,700  CCB Financial Corp. ................................             245,700
11,262  Charter One Financial, Inc. ........................             654,621
 8,780  Deposit Guaranty Corp. .............................             323,763
 6,674  First Commercial Corp. .............................             329,529
14,000  FirstMerit Corp. ...................................             358,750
 6,700  Keystone Financial, Inc. ...........................             229,056
21,210  Orion Capital Corp. ................................             954,450
49,490  Presidential Life Corp. ............................             977,428
 6,600  Protective Life Corp. ..............................             348,975
 9,325  Provident Financial, Inc. ..........................             426,036
26,700  Reliance Group Holdings, Inc. ......................             337,087
 7,900  TCF Financial Corp. ................................             449,312
13,520  Zions Bancorporation ...............................             525,590
                                                                      ----------
                                                                       7,481,986
                                                                      ----------
        HEALTH SERVICES (4.9%)
 7,600  Genesis Health
          Ventures, Inc.* ..................................             186,200
 6,210  Lincare Holdings, Inc.* ............................             333,787
15,260  Omnicare, Inc. .....................................             424,419
36,360  Orthodontic Centers of
           America, Inc.* ..................................             629,483
12,250  PhyCor, Inc.* ......................................             282,133
 7,200  Universal Health
          Services, Inc.* ..................................             317,250
                                                                      ----------
                                                                       2,173,272
                                                                      ----------
        HEALTH TECHNOLOGY (3.7%)
26,000  Rexall Sundown, Inc.* ..............................             563,875
 9,800  Safeskin Corp.* ....................................             444,063
 5,400  STERIS Corp.* ......................................             213,638
10,680  Sybron International Corp.* ........................             428,535
                                                                      ----------
                                                                       1,650,111
                                                                      ----------

                          U.S. SMALL COMPANY PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                          October 31, 1997 (continued)
                           (expressed in U.S. dollars)

Shares                                                                   Value
------                                                                ----------

        INDUSTRIAL SERVICES (5.2%)
 3,800  Camco International, Inc. ..........................          $  274,550
27,500  Noble Drilling Corp.* ..............................             977,969
32,040  Pride International* ...............................           1,057,320
                                                                      ----------
                                                                       2,309,839
                                                                      ----------
        NON-ENERGY MINERALS (2.1%)
26,660  Chaparral Steel Co. ................................             403,232
 9,600  Southdown, Inc. ....................................             531,600
                                                                      ----------
                                                                         934,832
                                                                      ----------
        PROCESS INDUSTRIES (2.7%)
13,600  DEKALB Genetics Corp. ..............................             487,900
14,100  Guilford Mills, Inc. ...............................             336,637
13,900  Premark International, Inc. ........................             376,169
                                                                      ----------
                                                                       1,200,706
                                                                      ----------
        PRODUCER MANUFACTURING (7.8%)
13,020  AGCO Corp. .........................................             377,580
 6,350  Borg-Warner Automotive, Inc. .......................             346,075
 9,500  Kennametal, Inc. ...................................             460,750
23,400  Manitowoc Co., Inc. (The) ..........................             709,312
20,800  Miller (Herman), Inc. ..............................           1,019,200
 9,100  Technitrol, Inc. ...................................             280,963
11,650  TJ International, Inc. .............................             265,766
                                                                      ----------
                                                                       3,459,646
                                                                      ----------
        RETAIL TRADE (8.7%)
26,700  Burlington Industries* .............................             398,831
20,200  CompUSA, Inc.* .....................................             661,550
31,000  Fred Meyer, Inc.* ..................................             885,438
49,650  Pier 1 Imports, Inc. ...............................             906,112
 9,400  Proffitts, Inc.* ...................................             269,662
10,600  Ross Stores, Inc. ..................................             397,500
12,600  Russ Berrie & Co., Inc. ............................             343,350
                                                                      ----------
                                                                       3,862,443
                                                                      ----------
        TECHNOLOGY SERVICES (3.5%)
15,000  Keane, Inc.* .......................................             444,375
 8,520  Sterling Software, Inc.* ...........................             290,745
 9,800  Tech Data Corp.* ...................................             433,650
10,400  Wind River Systems, Inc.* ..........................             399,100
                                                                      ----------
                                                                       1,567,870
                                                                      ----------
        TRANSPORTATION (3.2%)
12,500  Airborne Freight Corp. .............................             792,188
19,100  USFreightways Corp. ................................             614,781
                                                                      ----------
                                                                       1,406,969
                                                                      ----------
        UTILITIES (3.7%)
 6,810  KN Energy, Inc. ....................................             296,235
28,990  NUI Corp. ..........................................             654,087
35,800  Northwestern Public
          Service Co. ......................................             716,000
                                                                      ----------
                                                                       1,666,322
                                                                      ----------
TOTAL INVESTMENTS (identified cost
   $29,802,201) (a) .................................        96.8%   $43,034,085
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ......         3.2      1,416,251
                                                            -----    -----------
NET ASSETS ..........................................       100.0%   $44,450,336
                                                            =====    ===========

----------
*    non-income producing security

(a) The aggregate cost for federal income tax purposes is $29,802,201, the aggregate gross unrealized appreciation is $13,970,613, and the aggregate gross unrealized depreciation is $738,729, resulting in net unrealized appreciation of $13,231,884.

                       See Notes to Financial Statements

                          U.S. SMALL COMPANY PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                                October 31, 1997
                           (expressed in U.S. dollars)

ASSETS:
   Investments in securities, at value (identified
     cost $29,802,201) (Note 1) ..............................       $43,034,085
   Cash ......................................................         1,553,136
   Receivables for:
      Margin variation on futures ............................            27,750
      Dividends and interest receivable ......................             3,766
   Deferred organization expenses (Note 1) ...................             5,621
                                                                     -----------
           Total Assets ......................................        44,624,358
                                                                     -----------

LIABILITIES:
   Payables for:
      Withdrawals ............................................            60,368
      Investment advisory fee (Note 2) .......................            49,437
      Trustees' fee (Note 2) .................................             1,031
      Administrative fee (Note 2) ............................             1,400
      Foreign withholding taxes ..............................             9,552
      Professional fees ......................................            16,400
      Accrued expenses and other liabilities .................            35,834
                                                                     -----------
           Total Liabilities .................................           174,022
                                                                     -----------
NET ASSETS ...................................................       $44,450,336
                                                                     ===========

Net Assets Consist of:
     Paid-in capital .........................................       $31,268,162
     Net unrealized appreciation on investments ..............        13,182,174
                                                                     -----------
Net Assets ...................................................       $44,450,336
                                                                     ===========

                       See Notes to Financial Statements.

                          U.S. SMALL COMPANY PORTFOLIO

                             STATEMENT OF OPERATIONS
                       For the year ended October 31, 1997
                           (expressed in U.S. dollars)

INVESTMENT INCOME:
  Income:
     Dividends ...............................................     $    383,887
     Interest ................................................           44,305
                                                                   ------------
         Total Income ........................................          428,192
                                                                   ------------

  Expenses:
     Investment advisory fee (Note 2) ........................          319,096
     Custody fee (Note 3) ....................................           45,793
     Administrative fee (Note 2) .............................           17,182
     Professional fees .......................................            8,697
     Trustees' fees and expenses (Note 2) ....................            6,262
     Amortization of organization expense ....................            2,540
     Miscellaneous ...........................................           22,833
                                                                   ------------
     Total Expenses ..........................................          422,403
                                                                   ------------
         Fees paid indirectly (Note 3) .......................          (43,393)
                                                                   ------------
         Net Expenses ........................................          379,010
                                                                   ------------
         Net Investment Income ...............................           49,182
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN (Notes 1 and 3):
  Net realized gain on investments ...........................        8,634,544
  Net change in unrealized appreciation on investments .......        1,336,403
                                                                   ------------
       Net Realized and Unrealized Gain ......................        9,970,947
                                                                   ------------
  Net Increase in Net Assets Resulting from Operations .......     $ 10,020,129
                                                                   ============

                       See Notes to Financial Statements

                          U.S. SMALL COMPANY PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS
                           (expressed in U.S. dollars)

                                                 For the years ended October 31,
                                                 -------------------------------
                                                       1997           1996
                                                       ----           ----

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
      Net investment income .....................  $     49,182    $    144,668
      Net realized gain on investments ..........     8,634,544       3,463,297
      Net change in unrealized appreciation
         on investments .........................     1,336,403       4,465,593
                                                   ------------    ------------

        Net increase in net assets resulting
          from operations .......................    10,020,129       8,073,558
                                                   ------------    ------------

  Capital transactions:
      Proceeds from contributions ...............     7,097,111       4,802,410
      Value of withdrawals ......................   (30,601,261)     (6,168,030)
                                                   ------------    ------------

        Net decrease in net assets resulting
          from capital transactions .............   (23,504,150)     (1,365,620)
                                                   ------------    ------------

          Total increase (decrease) in net assets   (13,484,021)      6,707,938

NET ASSETS:
  Beginning of year .............................    57,934,357      51,226,419
                                                   ------------    ------------
  End of year ...................................  $ 44,450,336    $ 57,934,357
                                                   ============    ============

                       See Notes to Financial Statements.

                          U.S. SMALL COMPANY PORTFOLIO

                              FINANCIAL HIGHLIGHTS
          Selected ratios and supplemental data throughout each period
                           (expressed in U.S. dollars)


                                                                 For the period
                                              For the years     January 17, 1995
                                             ended October 31,  (commencement of
                                             -----------------   operations) to
                                               1997     1996    October 31, 1995
                                               ----     ----    ----------------

Ratios/Supplemental Data:
  Net assets, end of period
    (000's omitted) .......................  $44,450   $57,934       $51,226

  Expenses as a percentage of average
    net assets:
    Expenses paid by Portfolio ............     0.77%     0.77%         0.77%*
    Expenses paid by commissions** ........       --      0.05%         0.05%*
    Expense offset arrangements ...........     0.09%     0.08%         0.05%*
                                                ----     ------         ----
        Total expenses ....................     0.86%     0.90%         0.87%*

  Ratio of net investment income
    to average net assets .................     0.10%     0.26%         0.25%*
  Portfolio turnover rate .................       63%       51%          115%
  Average commission rate paid per share ..  $ 0.077   $ 0.080       $0.0800


----------
 *   Annualized.

** A portion of the Portfolio's securities transactions are directed to certain unaffiliated brokers which in turn use a portion of the commissions they receive from the Portfolio to pay other unaffiliated service providers on behalf of the Portfolio for services provided for which the Portfolio would otherwise be obligated to pay.

                       See Notes to Financial Statements.

                          U.S. SMALL COMPANY PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
                           (expressed in U.S. dollars)

      1. Organization and Significant Accounting Policies. U.S. Small Company Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on June 15, 1993. The Portfolio commenced operations on January 17, 1995 and received a contribution of certain assets and liabilities, including securities, with a value of $33,464,236 (including $1,223,663 of unrealized appreciation) on that date from the 59 Wall Street Company Fund in exchange for a beneficial interest in the Portfolio. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio.

      The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

             A. Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions; (4) short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Portfolio was more than 60 days, unless this is determined not to represent fair value by the Trustees.

            B. Futures Contracts. To hedge against anticipated future changes in interest rates or securities prices, the Portfolio may enter into financial futures contracts for the delayed delivery of contracts based on financial indices at a fixed price on a future date. The Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying securities or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed or expires. Should interest rates or securities prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If forecasts of interest rates and other market factors are incorrect, investment performance will diminish compared to what performance would have been if these investment techniques were not used. Even if the forecasts are correct, there is risk that the positions may correlate imperfectly with the asset or liability being hedged. Other risks of entering into these transactions are that a liquid secondary market may not always exist, or that another party to a transaction may not perform.

            C. Accounting for Investments. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

                          U.S. SMALL COMPANY PORTFOLIO

                           (expressed in U.S. dollars)

            D. Federal Income Taxes. The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is necessary.

            E.  Deferred  Organization   Expenses.   Expenses  incurred  by  the
      Portfolio in connection with its organization are being amortized on a straight-line basis over a five-year period.

      2.  Transactions with Affiliates.

      Investment Advisory Fee. The Portfolio has an investment advisory agreement with Brown Brothers Harriman & Co. (the "Adviser") for which it pays the Adviser a fee calculated daily and paid monthly at an annual rate equivalent to 0.65% of the Portfolio's average daily net assets. For the year ended October 31, 1997, the Portfolio incurred $319,096 for advisory services.

      Administrative Fee. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company (Cayman) Limited (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. The Administrator has a subadministration agreement with Signature Financial Group (Cayman) Ltd. for which Signature Financial Group (Cayman) Ltd. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the year ended October 31, 1997, the Portfolio incurred $17,182 for administrative services.

      Trustees Fee. Each Trustee of the Portfolio receives an annual retainer paid by the Portfolio. Each Trustee is also reimbursed for out-of-pocket expenses incurred in connection with board meetings. For the year ended October 31, 1997, the Portfolio incurred $6,262 for Trustee fees.

      3. Investment Transactions. For the year ended October 31, 1997, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $29,502,768 and $52,865,496, respectively. For that same period, the portfolio paid brokerage commissions of $55,627 to Brown Brothers Harriman & Co. for transactions executed on its behalf. Custody fees for the Portfolio were reduced by $43,393 as a result of an expense offset arrangement with the Portfolio's custodian.

      4. Financial Futures Contracts. As of October 31, 1997, U.S. Small Company Portfolio held open futures contracts. The contractual amount of a futures contract represents the investment the Portfolio has in a particular contract and does not necessarily represent the amounts potentially subject to risk. The measurements of futures contracts is meaningful only when all related and offsetting transactions are considered. A summary of obligations under open futures contracts at October 31,1997 is as follows:

                                                          Unrealized
            Position      Contracts       Index          Depreciation
            --------      ----------      -----          ------------
              Long            6        Russell 2000         $49,710

      As of October 31, 1997, the Portfolio had segregated sufficient cash and/or securities to cover margin requirements on open futures contracts.

                          INDEPENDENT AUDITORS' REPORT

Trustees and Investors
U.S. Small Company Portfolio:

      We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of U.S. Small Company Portfolio as of October 31, 1997, the related statement of operations for the year ended, the statement of changes in net assets for the years ended October 31, 1997 and 1996 and the financial highlights each of the years in the three-year period ended October 31, 1997 (all expressed in U.S. dollars). These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of U.S. Small Company Portfolio at October 31, 1997, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE

Grand Cayman, Cayman Islands
December 12, 1997